COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating lease commitments
Rental expenses	$ 12,187,251	$ 9,603,086	$ 8,618,436
Future minimum lease payments under non-cancelable operating lease agreements
2015	3,418,705
2016	3,168,452
2017	2,944,690
2018	1,561,373
2019	1,561,373
Thereafter	1,174,110
Total	13,828,703
Property, plant and equipment purchase commitments
Short-term commitments for the purchase of property, plant and equipment	30,751,637
Supply purchase commitments
Total purchases under the long-term agreements	143,197,346	213,833,248	143,109,363
Future minimum obligation using market prices under all supply agreements
2015	$ 403,660,729
Minimum
Operating lease commitments
Remaining lease terms	4 months
Maximum
Operating lease commitments
Remaining lease terms	220 months